Note 3 - Adoption of New Accounting Standards and Future Changes in Accounting Policies	3 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of expected impact of initial application of new standards or interpretations [text block]
3.	Adoption of new accounting standards and future changes in accounting policies

On
January 1, 2018,
the Company adopted
Financial Instruments
(IFRS
9
), which replaces the requirements in IAS
39,
Financial Instruments, Recognition and Measurement
for classification and measurement of financial assets and liabilities. IFRS
9
introduces a single classification and measurement approach for financial instruments, which is driven by cash flow characteristics and the business model in which an asset is held. This single, principle-based approach replaces existing rule-based requirements and results in a single impairment model being applied to all financial instruments. IFRS
9
also modifies the hedge accounting model to incorporate the risk management practices of an entity. Additional disclosures are also required under the new standards. The expected credit loss related to the Company’s financial assets is not
considered material because the Company’s principal financial assets are cash and investments (note
4
) which do
not
have material expected credit losses due to the counterparty Canadian and U.S. chartered banks that have high credit ratings and low default rates.

The IASB has also issued new standards that are
not
effective for the year ended
December 31, 2018,
and although early adoption is permitted, they have
not
been applied in preparing these interim condensed consolidated financial statements. The Company is currently evaluating the effect, if any, the following new standard will have on its financial results.

i)
Leases
(IFRS
16
), effective for annual periods beginning on or after
January 1, 2019,
provides a comprehensive model for the identification of lease arrangements and their treatment in the financial statements of both lessees and lessors. It supersedes IAS
17
Leases
and its associated interpretive guidance. Significant changes were made to lessee accounting with the distinction between operating and finance leases removed and assets and liabilities recognized in respect of all leases (subject to limited exceptions for short-term leases and leases of low value assets).  Earlier application of IFRS
16
is permitted for companies that have also adopted IFRS
15,
Revenue from Contracts with Customers
.